Post Employment Benefits - Summary of Change in Defined Benefit Liability (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 131	€ 204
Current service cost	193	190
Interest expense/(income)	13	5
Increase (decrease) in net defined benefit liability (asset)	339	399
Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	8	(9)
- Actuarial (Gain)/loss due to change in actuarial assumptions	222	(58)
- Actuarial (Gain)/Loss due to experience	70	(3)
Remeasurement of post-employment benefit obligation	301	(70)
Employer contributions:	(233)	(198)
Ending balance	398	131
Present value of obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,838	1,704
Current service cost	193	190
Interest expense/(income)	44	36
Increase (decrease) in net defined benefit liability (asset)	2,076	1,929
Remeasurements
- Actuarial (Gain)/loss due to change in actuarial assumptions	222	(58)
- Actuarial (Gain)/Loss due to experience	70	(3)
Remeasurement of post-employment benefit obligation	292	(61)
Employer contributions:	0	0
Benefits Paid	(38)	(31)
Ending balance	2,330	1,838
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,707	1,499
Current service cost	0	0
Interest expense/(income)	31	31
Increase (decrease) in net defined benefit liability (asset)	1,737	1,530
Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	0	9
- Actuarial (Gain)/loss due to change in actuarial assumptions	0	0
- Actuarial (Gain)/Loss due to experience	0	0
Remeasurement of post-employment benefit obligation		9
Employer contributions:	233	198
Benefits Paid	(38)	(31)
Ending balance	€ 1,932	€ 1,707